Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2016
Prepayments and other current assets [Abstract]
Summary of prepayments and other current assets
	As of December 31,
	2015	2016
	RMB	RMB	US$ (Note 2(d))
Prepayments to suppliers	1,095,918	1,368,964	197,172
Interest income receivable	20,002	33,545	4,831
Prepayment for advertising expenses	92,339	36,736	5,291
Others	77,348	193,084	27,810
Total	1,285,607	1,632,329	235,104